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February 23, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Attn:  Filing Desk, Stop 1-4
Washington, D.C.  20549-1004

RE:  Rule 24f-2 Notice for
     IDS Life of New York Account 8
     SEC File No. 33-15290/811-5213

Gentlemen:

[i] In accordance with the provisions of Rule 24f-2, IDS Life of New York Account 8 hereby files its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.                 $        0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.           $        0

[iv]  Amount of securities sold during the
      fiscal year.                                      $5,885,000*

[v]   Amount of securities sold pursuant to 24f-2.      $5,885,000

[vi]  Fee $5,885,000   /   2900         equals          $ 2,029.31

*    Sales of $12,779,000 minus redemptions of $6,894,000

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS LIFE OF NEW YORK ACCOUNT 8



Mary Ellyn Minenko
Counsel
(612) 671-3678

MEM/SP/rdh

Enclosures
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